Environmental Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Environmental Liabilities

As at,	December 31, 2025	December 31, 2024

The carrying amount of Environmental liabilities in respect of:

The Company’s Operation Site	$34.8	$33.3
Northern Ontario mine sites owned by Old Steelco Inc.	4.2	4.2

	$39.0	$37.5

Current portion	$4.7	$4.2
Long-term portion	34.3	33.3

	$39.0	$37.5

Summary of Reconciliation of Environmental Liabilities

	The Company’s Operation Site	Northern Ontario mine sites owned by Old Steelco Inc.	Total

Balance at March 31, 2024	$33.8	$4.5	$38.3

Payments	(2.7)	(0.5)	(3.2)

Accretion of discount	3.7	0.4	4.1

Revaluation for change in discount rate	(1.5)	(0.2)	(1.7)

Balance at December 31, 2024	$33.3	$4.2	$37.5

Payments	(2.0)	(0.5)	(2.5)

Accretion of discount	2.5	0.3	2.8

Revaluation for change in discount rate	1.0	0.2	1.2

Balance at December 31, 2025	$34.8	$4.2	$39.0